Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ equity (deficit):
Treasury stock, at cost (in shares)	0	4,958,471
Founders Convertible Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in shares)	0	26,206,837
Preferred stock, shares issued (in shares)	0	26,206,837
Preferred stock, shares outstanding (in shares)	0	26,206,837
Series A Convertible Preferred Stock
Convertible preferred stock:
Par value (in dollars per share)	$ 0.00001	$ 0.00001
Shares authorized (in shares)	0	102,740,023
Shares issued (in shares)	0	94,818,151
Shares outstanding (in shares)	0	94,818,151
Founders Convertible Preferred Stock
Stockholders’ equity (deficit):
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock
Stockholders’ equity (deficit):
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	715,000,000	283,523,459
Common stock, shares issued (in shares)	218,818,037	139,635,890
Common stock, shares outstanding (in shares)	218,818,037	134,677,419
Class B Common Stock
Stockholders’ equity (deficit):
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	121,000,000	0
Common stock, shares issued (in shares)	105,118,203	0
Common stock, shares outstanding (in shares)	105,118,203	0